Label	Element	Value
North Square McKee Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square McKee Bond Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
North Square McKee Bond Fund
(the “Fund”)

Supplement dated December 22, 2022 to the Summary Prospectus and Prospectus, each dated February 28, 2022, as supplemented

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (“Board”) of North Square Investments Trust, the Board approved certain changes relating to the Fund to be effective on January 6, 2023, as described below:

Strategy [Heading]	rr_StrategyHeading	1. Change in the Principal Investment StrategyThe following disclosure replaces each of the last paragraphs of the disclosure for “Principal Investment Strategies” in (i) the Fund’s Summary Prospectus, (ii) the “Summary Section” for the Fund in the Statutory Prospectus, and (iii) the “More About the Funds’ Investment Objectives, Principal Investment Strategies and Risks – North Square McKee Bond Fund” in the Statutory Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Sub-Adviser assesses a broad range of economic data to develop plausible market scenarios as inputs to portfolio construction. The Fund’s portfolio alpha is expected to result primarily from active security analysis and sector weighting decisions. The Fund’s holdings are focused on the largest and most liquid credit issuers as well as a broad array of government agency holdings to produce superior risk-adjusted returns and liquidity across market scenarios. The Sub-Adviser’s tactical approach to duration is employed as a tool primarily for principal preservation, typically operating within an 80% to 120% range versus the duration of the Index. The Index duration was 4.55 years as of October 31, 2022. The aggregate portfolio holdings are expected to generally have a maximum expected average life of 10 years or less.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	2. Change in Primary BenchmarkIn conjunction with the change in the Fund’s principal investment strategy, the primary benchmark index for the Fund will be changed from the Bloomberg Intermediate Aggregate Bond Index to the Bloomberg US Aggregate Bond Index.
Supplement Closing Text Block	ck0001750821_SupplementClosingTextBlock	Please contact the Fund at 1-855-551-5521 if you have any questions. Please retain this Supplement for future reference.